INCOME TAXES DISCLOSURE: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Details
Net income (loss)	$ (1,769,501)	$ (1,622,000)	$ (210,654)
Statutory income tax rate	27.00%	27.00%	21.00%
Expected income tax recovery	$ (478,000)	$ (438,000)	$ (44,000)
Non-deductible expenditures	646	90,924	0
Difference in foreign tax rates	0	0	5,112
Other tax reconcilation	(78,026)	(136,333)	(57,571)
Adjustment to prior year provisions	91,380	39,409	72,907
Change in valuation allowance	$ 464,000	$ 444,000	$ 23,552